Principal Activities and Reorganization (Details)	12 Months Ended
Jun. 30, 2017
Yulong BVI [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name	Yulong BVI
Background	● A British Virgin Islands company ● Incorporated on June 15, 2011
Ownership	100.00%
Yulong HK [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name	Yulong HK
Background	● A Hong Kong company ● Incorporated on July 21, 2011
Ownership	100.00%
Yulong WFOE [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name	Yulong WFOE
Background	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on September 2, 2011 ● Registered capital of $9,935,303 fully funded
Ownership	100.00%
Yulong Bricks [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name	Yulong Bricks
Description of ownership	VIE by contractual arrangements
Background	● A PRC limited liability company ● Incorporated on September 20, 2006 ● Registered capital of $4,395,000 (RMB 30,000,000) fully funded
Yulong Concrete [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name	Yulong Concrete
Description of ownership	VIE by contractual arrangements
Background	● A PRC limited liability company ● Incorporated on December 7, 2004 ● Registered capital of $2,830,000 (RMB 20,000,000) fully funded ● Production and sales of ready-mixed concrete
Yulong Transport [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name	Yulong Transport
Description of ownership	VIE by contractual arrangements
Background	● A PRC limited liability company ● Incorporated on July 13, 2009 ● Registered capital of $1,465,464 (RMB 10,010,000) fully funded ● Provide ready-mixed concrete transportation services
Yulong Renewable [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name	Yulong Renewable
Description of ownership	VIE by contractual arrangements
Background
●            A PRC limited liability company
●            Incorporated on August 16, 2011
●            Registered capital of $9,510,000 (RMB 60,000,000) fully funded
●            Hauling of construction waste; production and sales of recycled aggregates and recycled bricks
●            Commenced operation in April 2015